Revenues - Summary of Net Operating Revenue (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Revenue from supply of energy	R$ 23,701	R$ 23,430	R$ 22,526
Revenue from use of the electricity distribution systems (TUSD)	1,611	1,705	1,465
CVA, and Other financial components in tariff increases	988	(1,455)	1,704
Transmission concession revenue	371	312	261
Transmission construction revenue	25	54	146
Transmission indemnity revenue	373	751	101
Generation indemnity revenue	271
Distribution construction revenue	1,094	1,139	1,106
Adjustment to expectation of cash flow from indemnifiable Financial asset of distribution concession	9	8	576
Revenue from financial updating of the Concession Grant Fee	317	300
Energy transactions on the CCEE	860	161	2,425
Supply of gas	1,759	1,444	1,667
Other operating revenues	1,484	1,421	1,440
Deductions on revenue	(11,151)	(10,497)	(11,549)
Net operating revenue	R$ 21,712	R$ 18,773	R$ 21,868